Organization (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 18, 2020	Dec. 31, 2021
Reimbursements from Relief Therapeutics Holding AG
Related Party Transaction [Line Items]
Payment to related party	$ 10.9	$ 10.9